Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cash and cash equivalents [line items]
Cash on hand, demand deposits with financial institutions and other short-term liquid financial instruments	$ 336,197	$ 111,733